PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,943	$ 5,346
Accumulated depreciation and amortization	(3,629)	(2,742)
Property and equipment, net	2,314	2,604
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,242	2,829
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	265	258
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	490	410
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,946	$ 1,849